Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Overseas SMA Completion Portfolio
Shareholder Report [Line Items]
Fund Name	Overseas SMA Completion Portfolio
Class Name	Overseas SMA Completion Portfolio
Trading Symbol	OSCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Overseas SMA Completion Portfolio (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Overseas SMA Completion Portfolio	$ 0.00	0.00% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00% [1]
Net Assets	$ 5,029,652
Holdings Count | Holdings	39
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fu n d Statistics
Fund net assets	$ 5,029,652
Total number of portfolio holdings	39
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the inve
st
ment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
ASR Nederland NV	5.7%
TOPPAN Holdings, Inc.	5.2%
Northern Star Resources Ltd.	4.9%
Piraeus Financial Holdings SA	4.6%
Sankyo Co., Ltd.	4.5%
Shimamura Co., Ltd.	4.0%
Dai-ichi Life Holdings, Inc.	3.9%
TP Icap Group PLC	3.8%
BT Group PLC	3.6%
Just Group PLC	3.4%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
ASR Nederland NV	5.7%
TOPPAN Holdings, Inc.	5.2%
Northern Star Resources Ltd.	4.9%
Piraeus Financial Holdings SA	4.6%
Sankyo Co., Ltd.	4.5%
Shimamura Co., Ltd.	4.0%
Dai-ichi Life Holdings, Inc.	3.9%
TP Icap Group PLC	3.8%
BT Group PLC	3.6%
Just Group PLC	3.4%

[1]	Annualized.